Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	€ (13)	€ (37)	€ (13)
Total	2	12	8
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	3	7	5
Total	(6)	26	(17)
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges		5	4
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	15	35	54
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ (12)	€ (29)	€ (49)